Employee Benefits - Summary of Net Gratuity Cost Recognized in Net Profit in Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Service cost	$ 37	$ 34	$ 29
Net interest on the net defined benefit liability / asset			(1)
Net cost	37	34	28
Pension
Disclosure Of Defined Benefit Plans [Line Items]
Service cost	6	5	5
Plan amendments	(4)		2
Net cost	$ 2	$ 5	$ 7